SCHEDULE OF COMPENSATION BASED STOCK OPTION ACTIVITY (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Options outstanding, Balance	24,177,761	24,177,761	24,177,761	25,690,261
Weighted average exercise price outstanding, Balance	$ 0.21	$ 0.21	$ 0.21	$ 0.23
Options outstanding, expired or cancelled	(375,000)			(1,512,500)
Weighted average exercise price outstanding, Expired or Cancelled				$ 0.46
Options outstanding, Balance	23,802,761	24,177,761	24,177,761	24,177,761
Weighted average exercise price outstanding, Balance	$ 0.15	$ 0.21	$ 0.21	$ 0.21
Options exercisable, Balance	13,610,261	13,985,261	13,985,261	13,985,261
Weighted average exercise price options exercisable	$ 0.18	$ 0.10